RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH
RESTRICTED CASH

4.                                      RESTRICTED CASH

The balance of restricted cash of $359 and $1,222 as of December 31, 2010 and 2011, respectively, consisted of the following:

(i)                                     $141 and $825 as of December 31, 2010 and 2011, respectively, were deposit of forward foreign currency exchange transactions, are considered restricted;

(ii)                                  $18 and $397 as of December 31, 2010 and 2011, respectively, were deposit of Letter of Guarantee for a project; and

(iii)                               $200 and nil as of December 31, 2010 and 2011, respectively, were used to secure bank letter of guarantee for facility rentals in Singapore.